Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
May 31, 2025
TRN-NPRT1-0725
1.802192.121
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 0.5%
Industrials - 0.5%
Ground Transportation - 0.5%
Localiza Rent a Car SA	337,300	2,533,510
CANADA - 0.4%
Industrials - 0.4%
Ground Transportation - 0.4%
TFI International Inc	19,700	1,700,917
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Star Bulk Carriers Corp	44,023	726,820
ITALY - 0.5%
Industrials - 0.5%
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	44,185	2,456,686
MONACO - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
Navios Maritime Partners LP (a)	33,000	1,292,610
PANAMA - 2.9%
Industrials - 2.9%
Passenger Airlines - 2.9%
Copa Holdings SA Class A	123,621	13,323,871
UNITED STATES - 92.9%
Energy - 2.2%
Energy Equipment & Services - 0.4%
Tidewater Inc (a)(b)	44,800	1,779,008
Oil, Gas & Consumable Fuels - 1.8%
DHT Holdings Inc	236,592	2,739,735
Navigator Holdings Ltd	391,900	5,553,223
		8,292,958
TOTAL ENERGY		10,071,966

Industrials - 90.7%
Air Freight & Logistics - 16.7%
CH Robinson Worldwide Inc	89,707	8,609,181
Expeditors International of Washington Inc	66,581	7,505,676
FedEx Corp	80,121	17,474,390
GXO Logistics Inc (b)	51,931	2,136,441
Hub Group Inc Class A	49,476	1,667,836
United Parcel Service Inc Class B	416,226	40,598,684
		77,992,208
Ground Transportation - 54.5%
Avis Budget Group Inc (a)(b)	18,303	2,229,122
Covenant Logistics Group Inc Class A	60,374	1,370,490
CSX Corp	722,501	22,823,807
Ftai Infrastructure Inc (a)	325,062	1,986,129
Hertz Global Holdings Inc (a)(b)	115,000	753,250
Knight-Swift Transportation Holdings Inc	156,429	6,932,933
Lyft Inc Class A (b)	379,998	5,791,170
Norfolk Southern Corp	92,110	22,762,223
Ryder System Inc	39,147	5,759,698
Saia Inc (a)(b)	28,177	7,450,281
U-Haul Holding Co Class N	99,436	5,671,829
Uber Technologies Inc (b)	1,102,666	92,800,371
Union Pacific Corp	347,735	77,078,940
Universal Logistics Holdings Inc	23,109	556,002
		253,966,245
Marine Transportation - 2.8%
Kirby Corp (a)(b)	91,746	10,150,777
Matson Inc	24,623	2,778,706
		12,929,483
Passenger Airlines - 16.7%
Alaska Air Group Inc (b)	208,943	10,641,467
American Airlines Group Inc (a)(b)	105,000	1,198,050
Delta Air Lines Inc	354,865	17,171,917
Joby Aviation Inc Class A (a)(b)	505,700	3,954,574
SkyWest Inc (b)	158,024	16,031,535
Southwest Airlines Co	108,500	3,621,730
Sun Country Airlines Holdings Inc (b)	646,694	7,488,717
United Airlines Holdings Inc (b)	219,508	17,438,813
		77,546,803
TOTAL INDUSTRIALS		422,434,739

TOTAL UNITED STATES		432,506,705
TOTAL COMMON STOCKS (Cost $272,260,847)		454,541,119

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	8,883,616	8,885,393
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	16,422,630	16,424,272
TOTAL MONEY MARKET FUNDS (Cost $25,309,665)			25,309,665

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $297,570,512)	479,850,784
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(14,105,723)
NET ASSETS - 100.0%	465,745,061

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,768,701	25,113,669	27,996,977	57,433	-	-	8,885,393	8,883,616	0.0%
Fidelity Securities Lending Cash Central Fund	13,253,897	29,188,735	26,018,360	4,988	-	-	16,424,272	16,422,630	0.1%
Total	25,022,598	54,302,404	54,015,337	62,421	-	-	25,309,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.